Deposits - Maturities of Certificates of Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposit Liability [Line Items]
2026	$ 2,468,641	$ 2,422,249
2027	263,211	281,961
2028	86,017	21,909
2029	14,037	8,193
Total term certificate accounts	2,852,337	2,742,615
Northfield Bancorp, Inc. [Member]
Deposit Liability [Line Items]
2026	665,931
2027	8,752
2028	9,499
2029	20,659
2030	19,392
Total term certificate accounts	$ 724,233	$ 969,039